Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE C — Fair Value Measurements

Generally accepted accounting principles stipulate that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below the carrying amount. As a first step, CTS evaluated certain qualitative factors such as general market, macro-economic conditions, entity-specific events and overall past and projected financial performance of its business operations that could affect CTS’ recorded goodwill.

If it is determined in the first step that it is more-likely-than-not that goodwill may be impaired, then a two-step method is applied. A two-step method is used to measure the amount of an impairment loss. The first step requires the Company to determine the fair value of the reporting unit and compare that fair value to the net book value of the reporting unit. The fair value of the reporting unit is determined using various valuation techniques, including a discounted cash flow analysis-income approach and a market approach which uses current industry information. The second step requires the Company to determine the implied fair value of goodwill and measure the impairment loss as the difference between the book value of the goodwill and the implied fair value of the goodwill. The implied fair value of goodwill must be determined in the same manner as if CTS had acquired those reporting units.

After performing the first step, CTS concluded that it was not necessary to perform the two-step impairment test described in the earlier paragraph because it was not more-likely-than-not that the fair value of CTS’ goodwill is less than its carrying value.

The table below summarizes the non-financial assets that were recorded as of December 31, 2012 and the losses recorded during the period ended December 31, 2012 on those assets:

($ in thousands) Description	Carrying Value at December 31, 2012	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2012
Goodwill	$36,350	$—	$—	$36,350	$—
Intangible assets, other than goodwill	$46,901	$—	$—	$46,901	—
Long-lived assets	$93,725	$—	$—	$93,725	(2,538)

CTS recorded an impairment charge of approximately $2,538,000 in 2012 under “Restructuring and Impairment Charge” on the Company’s Consolidated Statement of Earnings. The impairment charge was primarily based on fair value information obtained from outside appraisers and management’s estimate of net realizable value on assets no longer utilized.

The following table reconciles the beginning and ending balances of CTS’ goodwill for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Components and Sensors	EMS	Total

Balance at January 1, 2011	$—	$500	$500
2011 activity	—	—	—

Balance at December 31, 2011	—	500	500
Goodwill recorded in Valpey-Fisher acquisition — Note B, “Acquisitions”	7,665	—	7,665
Goodwill recorded in D&R acquisition — Note B, “Acquisitions”	28,185	—	28,185

Balance at December 31, 2012	$35,850	$500	$36,350

See Note E, “Intangible Assets,” for further discussion.

The following table reconciles the beginning and ending balances of CTS’ intangible assets, other than goodwill for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Total

Balance at January 1, 2011	$31,432
2011 addition — Note B	1,060
2011 amortization expense	(2,606)

Balance at December 31, 2011	29,886
2012 addition – Valpey-Fisher acquisition (Note B)	2,820
2012 addition – D&R acquisition (Note B)	17,373
Backlog-related expense	(150)
2012 amortization expense	(3,028)

Balance at December 31, 2012	$46,901

See Note E, “Intangible Assets,” for further discussion.

The following table reconciles the beginning and ending balances of CTS’ long-lived assets for the periods ended December 31, 2012 and December 31, 2011:

($ in thousands)	Total

Balance at January 1, 2011	$78,213
Capital expenditures	15,574
Capital expenditures to replace property, plant & equipment damaged in Scotland fire	4,733
Fixed assets acquired in Fordahl acquisition — Note B	2,141
Depreciation expense	(14,942)
Fixed assets written off due to Thailand flood	(427)
Disposals and write-offs	(223)
Foreign exchange impact and other	(209)

Balance at December 31, 2011	$84,860
Capital expenditures	13,464
Capital expenditures to replace property, plant & equipment damaged in Thailand flood	2,859
Fixed assets acquired in Valpey-Fisher acquisition — Note B	6,231
Fixed assets acquired in D&R acquisition — Note B	8,635
Depreciation expense	(16,587)
Impairment charges	(2,538)
Disposals	(2,797)
Transfers to asset held for sale	(350)
Foreign exchange impact and other	(52)

Balance at December 31, 2012	$93,725

The table below summarizes the financial liability that was measured at carrying value, which approximates fair value on a recurring basis as of December 31 2012:

($ in thousands) Description	Carrying Value at December 31, 2012	Quoted Prices in Active Markets for Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Loss for Year Ended December 31, 2012
Interest rate swap	$1,607	$—	$1,607	$—	$—

The fair value of CTS’ interest rate swaps were measured using a market approach which uses current industry information. There is a readily determinable market and these swaps are classified within level 2 of the fair value hierarchy. $271,000 of the fair value of these swaps is classified as a current liability and the remaining $1,336,000 is classified as a non-current liability on CTS’ Consolidated Balance Sheets.

CTS’ long-term debt consists of a revolving debt facility. There is a readily determinable market for CTS’ revolving credit debt and it is classified within Level 2 of the fair value hierarchy as the market is not deemed to be active. The fair value of long-term debt was measured using a market approach which uses current industry information and approximates carrying value.